Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 97.4	$ 74.4	$ 71.2
Restricted cash	1.8	1.8	3.9
Receivables less provision for allowances, claims and doubtful accounts	433.5	381.9	394.1
Inventories	706.2	733.0	741.5
Prepaid expenses and other current assets	49.4	48.2	42.4
Total current assets	1,288.3	1,239.3	1,253.1
Property, plant, and equipment, at cost	641.3	638.9	636.9
Less: Accumulated depreciation	204.5	197.2	164.6
Property, plant and equipment, net	436.8	441.7	472.3
Deferred income taxes	94.7	97.4	41.0
Other intangible assets	49.7	51.2	57.4
Goodwill	91.6	91.6	96.6
Deferred charges and other assets	28.4	30.6	33.7
Total assets	1,989.5	1,951.8	1,954.1
Current liabilities:
Accounts payable	261.7	207.3	196.3
Accrued liabilities:
Salaries, wages and commissions	32.0	32.9	32.1
Deferred income taxes	122.3	122.2	123.5
Other accrued liabilities	71.7	52.3
Interest on debt		19.3	21.2
Other accrued liabilities		33.0	33.8
Short-term debt	32.5	32.3	35.3
Current portion of deferred employee benefits	13.5	13.6	14.2
Total current liabilities	533.7	460.6	456.4
Long-term debt	1,242.5	1,262.5	1,270.1
Deferred employee benefits	306.3	320.8	504.4
Taxes and other credits	21.5	16.7	15.4
Total liabilities	2,104.0	2,060.6	2,246.3
Commitments and contingencies
Redeemable noncontrolling interest	1.2	1.3	1.7
Ryerson Holding Corporation stockholders' equity (deficit):
Common stock, value	0.2	0.2	0.2
Capital in excess of par value	189.7	189.7	189.7
Accumulated deficit	(105.6)	(107.1)	(234.4)
Acquisition of treasury stock	(6.6)	(6.6)
Accumulated other comprehensive loss	(195.2)	(188.2)	(252.1)
Total Ryerson Holding Corporation stockholders' equity (deficit)	(117.5)	(112.0)	(296.6)
Noncontrolling interest	1.8	1.9	2.7
Total equity (deficit)	(115.7)	(110.1)	(293.9)
Total liabilities and equity	1,989.5	1,951.8	1,954.1
Unaudited Pro Forma [Member]
Current assets:
Cash and cash equivalents	97.4
Restricted cash	1.8
Receivables less provision for allowances, claims and doubtful accounts	433.5
Inventories	706.2
Prepaid expenses and other current assets	49.4
Total current assets	1,288.3
Property, plant, and equipment, at cost	641.3
Less: Accumulated depreciation	204.5
Property, plant and equipment, net	436.8
Deferred income taxes	94.7
Other intangible assets	49.7
Goodwill	91.6
Deferred charges and other assets	28.4
Total assets	1,989.5
Current liabilities:
Accounts payable	261.7
Accrued liabilities:
Salaries, wages and commissions	32.0
Deferred income taxes	122.3
Other accrued liabilities	71.7
Short-term debt	32.5
Current portion of deferred employee benefits	13.5
Total current liabilities	533.7
Long-term debt	1,267.5
Deferred employee benefits	306.3
Taxes and other credits	21.5
Total liabilities	2,129.0
Commitments and contingencies
Redeemable noncontrolling interest	1.2
Ryerson Holding Corporation stockholders' equity (deficit):
Common stock, value	0.2
Capital in excess of par value	189.7
Accumulated deficit	(130.6)
Acquisition of treasury stock	(6.6)
Accumulated other comprehensive loss	(195.2)
Total Ryerson Holding Corporation stockholders' equity (deficit)	(142.5)
Noncontrolling interest	1.8
Total equity (deficit)	(140.7)
Total liabilities and equity	$ 1,989.5